Subsequent Events (Details)													1 Months Ended	3 Months Ended	12 Months Ended
	May 09, 2025	May 06, 2025 $ / shares	Apr. 04, 2025 shares	Apr. 02, 2025 shares	Mar. 14, 2025 shares	Feb. 15, 2025 USD ($) $ / shares shares	Dec. 19, 2024 USD ($)	Oct. 16, 2024 $ / shares shares	Sep. 23, 2024	Nov. 21, 2023	Apr. 20, 2023 $ / shares shares	Feb. 08, 2023 shares	Feb. 28, 2025 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Apr. 15, 2025 shares	Dec. 31, 2024 $ / shares	Nov. 20, 2023 $ / shares
Subsequent Events
Common stock, par value (in dollars per share)														$ 0.001	$ 0.001		$ 0.001
Warrant exercise price (in dollars per share)											$ 4,451.5
Offering price (in dollars per share)											$ 4,451.5
Proceeds from sale and issuance of securities, net | $														$ 4,758,000	$ 13,438,000
Reverse stock split ratio	0.04								0.0172
Common warrants
Subsequent Events
Warrant exercise price (in dollars per share)																		$ 478.5
Securities purchase agreement
Subsequent Events
Shares issued to the investor | shares						103,005		320					103,005
Common stock, par value (in dollars per share)						$ 0.001		$ 0.001
Offering price (in dollars per share)						$ 58.25							$ 58.25
Multiplier for cashless exercise of warrants						1.2
Securities purchase agreement | Common warrants
Subsequent Events
Warrants to purchase shares of common stock | shares						103,005							103,005
Warrant exercise price (in dollars per share)						$ 145.75							$ 145.75
Over-allotment option
Subsequent Events
Shares issued to the investor | shares												132
Warrants to purchase shares of common stock | shares						5,150					28	198
Warrant exercise price (in dollars per share)						$ 145.75					$ 4,901
Cash fee, as a percentage of gross proceeds						7.00%				6.50%	7.00%
Warrants issued, as a percentage of aggregate common shares						5.00%					5.00%
ELOC Purchase Agreements
Subsequent Events
Option to sell common stock | $							$ 5,000,000
Issuable term common stock							36 months
Subsequent Event [Member]
Subsequent Events
Common stock, par value (in dollars per share)		$ 0.001
Warrants to purchase shares of common stock | shares					605,319											605,319
Reverse stock split ratio	0.04	0.04
Number of unexercised warrants | shares					108,155											108,155
Shares issued upon exercise of warrants | shares			576,416	576,416
Subsequent Event [Member] | Maximum
Subsequent Events
Reverse stock split ratio					0.5
Subsequent Event [Member] | Minimum
Subsequent Events
Reverse stock split ratio					0.004
Subsequent Event [Member] | Securities purchase agreement
Subsequent Events
Shares issued to the investor | shares						103,005							103,005
Common stock, par value (in dollars per share)						$ 0.001
Offering price (in dollars per share)						$ 58.25							$ 58.25
Number of trading days after stockholder approval for adjusted exercise price						4 days
Number of trading days prior to stockholders approval for determining the adjustment of exercise price						4 days
Number of trading days after stockholders approval for determining the adjustment of exercise price						4 days
Floor reset exercise price						$ 1.25
Multiplier for cashless exercise of warrants						1.2
Proceeds from sale and issuance of securities, net | $						$ 6,000,000
Percentage of cash to be used for prepayment of secured convertible note						50.00%
Subsequent Event [Member] | Securities purchase agreement | Maximum
Subsequent Events
Period for expiry after stockholder approval						60 days
Subsequent Event [Member] | Securities purchase agreement | Minimum
Subsequent Events
Period for expiry after stockholder approval						12 days
Subsequent Event [Member] | Securities purchase agreement | Common warrants
Subsequent Events
Warrants to purchase shares of common stock | shares						103,005							103,005
Warrant exercise price (in dollars per share)						$ 145.75							$ 145.75
Subsequent Event [Member] | Over-allotment option
Subsequent Events
Warrants to purchase shares of common stock | shares						5,150
Warrant exercise price (in dollars per share)						$ 145.75
Cash fee, as a percentage of gross proceeds						7.00%
Warrants issued, as a percentage of aggregate common shares						5.00%